Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	Summary of Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of these consolidated financial statements requires the management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions. Identified below are the accounting policies that reflect the Company’s most significant estimates and judgments, and those that the Company believes are the most critical to fully understanding and evaluating its consolidated financial statements.

Functional currency and foreign currency translation

The Company uses Hong Kong dollars (“HK$”) as its reporting currency. The functional currencies of the Company and Cre8 Incorporation Limited are United States dollar (“US$”), while Cre8 Hong Kong and Chuangbafang are HK$ and Renminbi (the “RMB”) respectively. The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as other income (expense), net in the consolidated statements of (loss) income and comprehensive (loss) income.

The consolidated financial statements of the Company are translated from the functional currency into HK$. Assets and liabilities are translated at the exchange rates on the balance sheet date. Equity accounts other than earnings generated in the current period are translated into HK$ using the appropriate historical rates. Revenues, expenses, gains and losses are translated into HK$ using the periodic average exchange rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive (loss) income in the consolidated statements of (loss) income and comprehensive (loss) income.

Convenience translation

Translations of amounts in the consolidated balance sheets, consolidated statement of (loss) income and comprehensive (loss) income and consolidated statement of cash flows from HK$ into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1 = HK$7.7677, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such a rate or at any other rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and deposit placed with banks, which are unrestricted as to withdrawal and use. The Company believes that it is not exposed to any significant credit risk on cash and cash equivalents. The Company believes that it is not exposed to any significant credit risk in cash and cash equivalents.

Account receivables, net

Account receivables are recorded at the net invoice amount less estimates for expected credit losses. Management regularly reviews outstanding accounts and provides a provision for credit loss accounts. The Company grants credit to customers, without collateral, under normal payment terms.

In establishing the required provision for expected credit loss accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and adjusts the allowance when necessary. Delinquent account balances are written off against the allowance for expected credit losses after all means of collection have been exhausted and the likelihood of collection is not probable.

Allowance for expected credit losses

Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime ECLs methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures. The Company adopted the new standard effective January 1, 2021, the first day of the Company’s fiscal year and applied to contracts receivable and other financial instruments.

Prepayments and other current assets, net

Prepayments and other current assets, net primarily include prepaid operating expenses and others. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of professional and registration fees that are directly related to the Proposed Public Offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of (loss) income and comprehensive (loss) income. As of December 31, 2023 and 2024, the Company has incurred deferred offering costs of HK$2,440,921 and HK$5,137,874 (US$661,441), respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment losses. Major renewals, betterments, and improvements are capitalized to the asset accounts while replacements, maintenance, and repairs, which do not improve or extend the lives of the respective assets, are expensed to operations. At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation or amortization accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to operations.

The Company depreciates property and equipment using the straight-line method as follows:

Office equipment	3 – 5 years
Computers	3 – 5 years
Furniture and fixture	3 – 5 years
Motor vehicle	3 years
Leasehold improvement	Over the remaining term of the lease or 3 years, whichever is shorter

Impairment for long-lived assets

Long-lived assets, representing property and equipment with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of an asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2023 and 2024, no impairment of long-lived assets was recognized.

Leases

The Company adopted ASC 842, “Leases” (“ASC 842”) on January 1, 2021, using the modified retrospective transition method through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedient. The Company categorized leases with contractual terms longer than twelve months as either operating or finance lease. The adoption of ASC 842 resulted in recognition of Operating Right-of-use (“ROU”) assets of HK$24,779,995 and operating lease liabilities of and HK$24,779,995 as of January 1, 2021.

Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. For leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements.

Lease expense is recognized as depreciation and interest; depreciation on a straight-line basis over the lease term and interest using the effective interest method.

Long-term rental and utility deposits, net

Long-term rental and utility deposits represent security payments made to lessors and utility service providers for the Company’s entered lease agreements. The Company made such security payments upon the commencement of the original lease agreement. The security deposit will be refunded to the Company upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Company. Refundable rental and utility deposits are discounted based on interest rates of similar assets.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by us.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Unless otherwise disclosed, fair values of the Company’s other financial instruments including cash and cash equivalents, accounts receivable, net, prepayment, other current assets, accounts payable, amounts due to related parties, accruals and other payables and tax recoverable are approximated to their recorded values due to their short-term maturities.

Bank borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable represent trade payables to vendors. Typical payment terms set forth in ranges from 30 to 90 days from the invoice date.

Contract liabilities

Contract liability is recognized when a payment is received or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liability is recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Accruals and other payables

Accruals and other payables primarily include accrued expenses, deposits from customers and other accruals and payables.

Employee benefit plan

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes 5% monthly contributions of each employee’s monthly relevant incomes to the MPF scheme, subject to a maximum of HK$1,500 per month. Contributions to the plan vest immediately.

The Company provides long service payments for its employees on cessation of employment in certain circumstances under the Hong Kong Employment Ordinance. The long service payment obligation arises to the extent that it exceeds the employer balance in the MPF Scheme.

Full time employees in PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance and other welfare benefits are provided to employees.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued additional related Accounting Standards Updates (collectively, “ASC 606”). Revenue from contracts with customers is recognized using the following five steps:

1.	Identify the contract(s) with a customer;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company generating revenue from provision of integrated financial printing services in Hong Kong. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. Revenue on oral or implied arrangements is generally not recognized. The services provided are divided into two major types of services.

(a)	Integrated IPO financial printing services

The Company provides integrated IPO financial printing services under contracts with customers. The Company is typically contracted through its sales team to have negotiations with existing or potential customers, which are Hong Kong or China based companies who seeks for listing in the Stock Exchange of Hong Kong Limited (“SEHK”). Contracts are signed before the start of services. The Company and its customers agree on an estimated total contract price that is specified in the contract. This price is based on the requirements of customers. As stated in the service contract, customers consent to pay in four payments during the course of the agreement. Artwork design, typesetting, proofreading, translation, printing, binding, logistical planning, and uploading or creating electronic submissions of customers’ prospectuses were among the services offered.

The entire service fee from customers is non-refundable and the Company is entitled to receive an upfront payment upon signing the contract. The contract includes two performance obligations, which are submission of prospectus to the SEHK and successfully listed on the SEHK. Revenue is recognized at a point in time upon completion of each performance obligation. Revenue is also recognized when lapse of financing printing contract. For arrangements with multiple performance obligations, the transaction price is allocated to the separate performance obligations. As such, standalone selling price is determined using an estimate of the standalone selling price of each distinct service, taking into consideration historical selling price by customer for each distinct service, if available. These estimates may vary from the final amounts invoiced to the customer and are adjusted upon completion of all performance obligations.

The transaction price contains a variable consideration. The services that are rendered to customers determine the transaction price. Discounts on services rendered are offered by the Company to its customers; these discounts are recorded as variable considerations and subtracted from revenue during the revenue recognition period. These reductions to revenue are made based upon estimates that are determined according to historical experience and the specific terms and conditions of the incentive. The amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.

The Company’s invoices set forth payment terms that require customers to make payment within the range of 14 days to 30 days of billing which is triggered by the Company reaching the milestones to bill the customer.

For the years ended December 31, 2023 and 2024, the Company is not aware of any material claims against the Company in relation to services provided.

(b)	Non-IPO financial printing services

The Company engages with listed or non-listed companies to satisfy the SEHK’s disclosure requirements or the own needs of the customers. The Company is typically contracted through its sales team to have negotiations with existing or potential customers, which are Hong Kong or China based listed companies in the SEHK. Non-IPO services include preparation of environmental, social and governance reports, sustainability reports, research reports, booklets and brochures. Services include design, translation, typesetting and proofreading, printing, binding and publishing. Contracts are entered into before the services begin.

As the financial printing services involve a series of tasks which are interrelated and are not separable or distinct as the Company’s customer cannot benefit from any standalone task, the Company concludes that financial printing services to be accounted for as a single performance obligation. The entire service fee of financial printing services is allocated to a single performance obligation. The completion of this earning process is evidenced by a delivery of goods to customers or submissions of customers’ goods to the SEHK.

Revenue is recognized based on the point in time either (a) at the time of submission of filing to the SEHK; (b) at the time of delivery the goods to the customer; or (c) lapse of the financing printing contract.

The transaction price contains a variable consideration. The services that are rendered to customers determine the transaction price. Discounts on services rendered are offered by the Company to its customers; these discounts are recorded as variable considerations and subtracted from revenue during the revenue recognition period. These reductions to revenue are made based upon estimates that are determined according to historical experience and the specific terms and conditions of the incentive. The amount of variable consideration is included in the transaction price only to the extent that it is highly probable that such an inclusion will not result in a significant revenue reversal in the future when the uncertainty associated with the variable consideration is subsequently resolved.

The Company’s invoices set forth payment terms that require customers to make payment within the range of 30 days to 120 days of billing which is triggered by the Company completing the services or delivering the products to the customers.

For both integrated IPO financial printing services and non-IPO financial printing services, the Company does not believe that its contracts include a significant financing component because the period between delivery or the contracting services to the customer and the time of payment does not typically exceed one year.

The Company has no obligations for returns, refunds or similar obligations regarding its services or products to customers. For the years ended December 31, 2023 and 2024, the Company is not aware of any material claims against the Company in relation to services provided.

Cost of revenue

Cost of revenue of printing products, which are directly related to revenue generating transactions, primarily consists of direct material cost such as paper cost, labor cost, subcontracting fee and allocated overhead.

Selling and marketing expenses

Selling and marketing expenses consist primarily of staff costs, commission to internal staff, advertising expense and other expenses related to selling and marketing activities.

General and administrative expenses

General and administrative expenses consist primarily of staff costs, including salaries and related social insurance costs for administrative and support personnel, office rental and property management fees, depreciation, professional services fees, bank charge, utilities, entertainment expense, office expense and expenses related to general operations.

Interest income

Interest income is mainly generated from savings and time deposits which are less than one year, and is recognized on an accrual basis using the effective interest method. Interest income receives from banks on a monthly basis.

Government subsidies

Government subsidies are recognized as income in other income, net or as a reduction of specific costs and expenses for which the subsidies are intended to compensate. Such amounts are recognized in the consolidated statements of loss and loss upon receipt and when all conditions attached to the subsidies, such as companies are required to stay at the same level of employment and contributed to the approved project, are fulfilled. Such grants are presented under other income. During the years ended December 31, 2022, 2023 and 2024, the Company recognized government subsidies of HK$2,886,365, nil and HK$175,688 (US$22,618) respectively, in the other income of consolidated statements of (loss) income and comprehensive (loss) income.

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes. Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC Topic 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC Topic 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company adopted ASC Topic 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, it prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the consolidated financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Value added tax (“VAT”)

Revenue represents the invoiced value of goods and service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold or services provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiary in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Statutory reserves

The Company’s PRC subsidiary is required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve will cease if such reserve has reached 50% of the registered capital of respective company. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong. As of December 31, 2023 and 2024, the Company’s PRC subsidiary did not generate after-tax profit. As such, no profit was transferred to statutory reserves.

Comprehensive (loss) income

The Company presents comprehensive (loss) income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive (loss) income be reported in the unaudited interim condensed consolidated financial statements. The components of comprehensive (loss) income were the net (loss) income for the years and the foreign currency translation adjustments.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their consolidated financial statements information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer. The CODM has determined that the Company operates as a single operating segment and uses net income (loss) and operating income (loss) as measures of profit or loss on a consolidated basis when making decisions regarding resource allocation and performance assessment. The CODM reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, we have only one reportable segment.

(Loss) earnings per share

Basic (loss) earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. For the years ended December 31, 2023 and 2024, there were no dilutive shares.

Recently issued accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.

Recently adopted accounting standards

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. The purpose of the update was to improve financial reporting by requiring disclosures of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted and requires retrospective application to all periods presented in the consolidated financial statements. The Company adopted ASU 2023-07 on January 1, 2024. The Company has adopted ASU 2023-07 on January 1, 2024, which was applied retrospectively to all prior periods presented.

New accounting standards not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods; early adoption is permitted. Adoption is either with a prospective method or a fully retrospective method of transition. The Company plans to adopt ASU 2023-09 for the year beginning on January 1, 2025. The Company is currently evaluating the effect the updated guidance will have on its disclosures.

On November 4, 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (“ASU 2024-03”). ASU 2024-03 amends ASC 220, Comprehensive Income to expand income statement expense disclosures and require disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is required to be adopted for fiscal years commencing after December 15, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on the Consolidated Financial Statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated balance sheets, statements of loss and comprehensive loss and cash flows.